Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit plans
Current service cost	€ 30,070	€ 25,467	€ 28,607
Net interest cost	13,908	13,056	11,087
(Gains) losses from settlements	(4,754)
Net periodic benefit costs	€ 39,224	€ 38,523	€ 39,694